Dropdown Predecessor - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010 Amundsen Spirit [Member]	Dec. 31, 2010 Falcon Spirit [Member]	Dec. 31, 2010 Rio das Ostras [Member]	Dec. 31, 2011 Scott Spirit [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Increase (Decrease) Partnership's net income	$ (9.3)	$ 0.9	$ (8.3)	$ 15.1
Increase (Decrease) Partnership's comprehensive income	$ (9.3)	$ 0.9	$ (9.1)	$ 15.1